Income Taxes - Schedule of Company’s Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Impairment loss on digital assets		$ 210
Impairment loss on mining equipment	5,181	3,081
Net operating loss carryforwards	7,742	6,320
Credit loss provision for receivables	81	81
Impairment loss on assets held by FTX		1,356
Limits on interest expense deduction	3,683	2,087
Total gross deferred tax assets	16,687	13,135
Deferred tax liabilities:
Digital assets	(15,072)	(5,470)
Depreciation of equipment	(8,086)	(7,345)
Total gross deferred liabilities	(23,158)	(12,815)
Net deferred tax assets/(liabilities)	(6,471)	320
Deferred tax assets/liabilities):
United Arab Emirates	4,660
Singapore	(19,570)
UNITED STATES
Deferred tax assets/liabilities):
United States	7,158	4,224
UNITED ARAB EMIRATES
Deferred tax assets/liabilities):
United Arab Emirates	1,443
SINGAPORE
Deferred tax assets/liabilities):
Singapore	$ (15,072)	$ (3,904)